Common Shares - Issued and Outstanding Share Capital (Details) - USD ($)			3 Months Ended
	Jan. 26, 2021	Jan. 22, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 24, 2021	Mar. 18, 2021	Jan. 11, 2021	Dec. 31, 2020
Shares issued:
Ordinary shares, par value (in dollars per share)	$ 0.05				$ 0.05	$ 0.05		$ 0.05	$ 0.05
Common stock, shares issued (in shares)				158,431,911	274,436,351				220,318,704
Treasury shares (in shares)					909,451		550,263		1,459,714
Outstanding (in shares)					273,526,900				218,858,990
Gross proceeds			$ 46,000,000.0	$ 30,000,000.0
Issued and fully paid share capital					$ 13,800,000				$ 11,000,000.0
Common stock, shares issued (in shares)				158,431,911	274,436,351				220,318,704
Depositary share
Shares issued:
Common stock, shares issued (in shares)	274,436,351
Gross proceeds	$ 2,700,000	$ 46,000,000
Issue of common shares (in shares)		54,117,647
Price per share $		$ 0.85
Issued and fully paid share capital	$ 13,700,000
Common stock, shares issued (in shares)	274,436,351